Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,099,000.00
Previously Paid Amount	0.00
Total Fee Amount	151.77
Total Offset Amount	0.00
Net Fee	151.77
Narrative - Max Aggregate Offering Price	$ 1,099,000.00
Final Prospectus	true